Fair Value Measurement - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Assets	$ 17,213	$ 27,278	$ 33,640
Liabilities:
Liabilities	32,590	30,515
SAFE Liabilities [Member]
Liabilities:
Liabilities	32,590	30,515
Money Market Funds [Member] | Cash Equivalents [Member]
Assets:
Assets	17,213	27,278	33,640
Fair Value, Inputs, Level 1 [Member]
Assets:
Assets	17,213	27,278	33,640
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member] | Cash Equivalents [Member]
Assets:
Assets	17,213	27,278	$ 33,640
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Liabilities	32,590	30,515
Fair Value, Inputs, Level 3 [Member] | SAFE Liabilities [Member]
Liabilities:
Liabilities	$ 32,590	$ 30,515